Commitments and Contingencies - Additional Information (Detail) T in Thousands, $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Cash_Generating_Units T	Dec. 31, 2019 KRW (₩)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 KRW (₩)
Disclosure of contingent liabilities [line items]
Borrowings		₩ 20,441,613		₩ 20,209,270
Posco [member]
Disclosure of contingent liabilities [line items]
Remaining iron ore to be purchased | T	102,000
Remaining coal to be purchased | T	11,000
Liquefied natural gas to be purchased | T	550
Liquefied natural gas terms	20 years
Number of vessels for transportation of raw materials | Cash_Generating_Units	39
Average remaining contract period	10 years
Posco [member] | Korea National Oil Corporation [member]
Disclosure of contingent liabilities [line items]
Borrowings | $			$ 1,020
Posco [member] | Bottom of range [member]
Disclosure of contingent liabilities [line items]
Iron ore and coal contracts terms	3 years
Nickel contracts terms	1 year
Posco [member] | Top of range [member] | Korea National Oil Corporation [member]
Disclosure of contingent liabilities [line items]
Borrowings | $			4,120
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of contingent liabilities [line items]
Outstanding borrowings		2,613,700
Litigation Mediation Price | $			$ 2,000,000
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member] | Top of range [member]
Disclosure of contingent liabilities [line items]
Foreign currency guarantee | $	$ 2,425,000
Busan E&E Co. [member]
Disclosure of contingent liabilities [line items]
Supplementary fund		9,800
Woori Bank and others [member]
Disclosure of contingent liabilities [line items]
Foreign currency guarantee | $	$ 710,000
POSCO ICT [member]
Disclosure of contingent liabilities [line items]
Outstanding borrowings		882,000
POSCO ICT [member] | Seoul Guarantee Insurance [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities guarantee amount		3,482
POSCO ICT [member] | Engineering Guarantee Insurance [member]
Disclosure of contingent liabilities [line items]
Contingent liabilities guarantee amount		305
POSCO ICT [member] | Software Credit Union [Member]
Disclosure of contingent liabilities [line items]
Contingent liabilities guarantee amount		₩ 85,182